SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 24. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions through the date the financial statements were issued, and has determined that except the events below, there are no events that are material to the financial statements.

On July 6, 2019, Henan Jufeel Technology Group Co., Ltd, an entity owed by Mr. Zhang, and Asian Sunshine (Beijing) International Technology Co., Ltd entered into a Strategic Cooperation Framework Agreement. The two parties agreed to merge the whole Asia Sunshine into Henan Jufeel Technology Group Ltd, and all the business of health physiotherapy sector merge into the Company in the future.

The Company entered into the agreement to invest in a private equity fund as a limited partner with the amount of $8,727,654 (RMB 60 million) on August 01, 2019. Subsequent to June 30, 2019, the Company paid another $4,363,827 (RMB 30 million) to the private equity fund investment. After signing the investment agreement, the Company recorded the whole amount as long-term investment.

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements were issued. Other than as described, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements:

-	the subsequent collection of loan to a third party in Note 5.